Leasehold Improvement and Equipment, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Leasehold Improvement and Equipment, Net [Abstract]
Depreciation expense	$ 17,967	$ 9,868